Disclosure of detailed information about revenues, geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Revenue	$ 376,245	$ 348,644
Percentage of entity's revenue	100.00%	100.00%
United States
Statements [Line Items]
Revenue	$ 331,625	$ 304,116
Percentage of entity's revenue	88.00%	87.00%
Europe
Statements [Line Items]
Revenue	$ 25,661	$ 31,873
Percentage of entity's revenue	7.00%	9.00%
Other
Statements [Line Items]
Revenue	$ 18,959	$ 12,655
Percentage of entity's revenue	5.00%	4.00%